                             [LOGO OF NATIONWIDE(R)]


                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-5

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2003


                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-2750-12/03

                             [LOGO OF NATIONWIDE(R)]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-5.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                               /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 12, 2004

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 12. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-5
           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    American Century VP - Balanced Fund - Class I (ACVPBal)
      16,254 shares (cost $104,725) .................................................    $    109,553

    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      76,156 shares (cost $735,391) .................................................         542,228

    Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
      24,348 shares (cost $785,046) .................................................         691,978

    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      70,464 shares (cost $1,617,086) ...............................................       1,633,354

    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      13,814 shares (cost $165,300) .................................................         167,562

    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      294,080 shares (cost $294,080) ................................................         294,080

    Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
      73,363 shares (cost $821,853) .................................................         753,438

    Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)
      47,430 shares (cost $536,675) .................................................         423,548
                                                                                         ------------
        Total investments ...........................................................       4,615,741

    Accounts receivable .............................................................           1,761
                                                                                         ------------
        Total assets ................................................................       4,617,502

Accounts payable ....................................................................               -
                                                                                         ------------
Contract owners' equity (note 4) ....................................................    $  4,617,502
                                                                                         ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                         Total          ACVPBal        ACVPCapAp       DryStkIx        FidVIPEI
                                                     ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $     62,037           2,041               -           9,368          28,489
  Mortality and expense risk charges (note 2) .....       (60,166)         (1,163)         (6,794)         (8,465)        (20,261)
                                                     ------------    ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         1,871             878          (6,794)            903           8,228
                                                     ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........     1,747,314         124,667          79,169         305,055         477,656
  Cost of mutual fund shares sold .................    (2,693,135)       (157,805)       (190,242)       (451,952)       (596,081)
                                                     ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........      (945,821)        (33,138)       (111,073)       (146,897)       (118,425)
  Change in unrealized gain (loss)
   on investments .................................     1,831,898          46,887         207,681         299,894         500,637
                                                     ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................       886,077          13,749          96,608         152,997         382,212
                                                     ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           374               -               -               -               -
                                                     ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........  $    888,322          14,627          89,814         153,900         390,440
                                                     ============    ============    ============    ============    ============

                                                       GVITGvtBd       GVITMyMkt      GVITNWFund       NBAMTBal
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $      8,180           1,964           4,496           7,499
  Mortality and expense risk charges (note 2) .....        (3,290)         (4,062)        (10,517)         (5,614)
                                                     ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         4,890          (2,098)         (6,021)          1,885
                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........       132,160         167,927         350,257         110,423
  Cost of mutual fund shares sold .................      (120,521)       (167,927)       (729,831)       (278,776)
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........        11,639               -        (379,574)       (168,353)
  Change in unrealized gain (loss)
   on investments .................................       (15,803)              -         568,169         224,433
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        (4,164)              -         188,595          56,080
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           374               -               -               -
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........  $      1,100          (2,098)        182,574          57,965
                                                     ============    ============    ============    ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 Total                          ACVPBal
                                                     ----------------------------    ----------------------------
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $      1,871          15,259             878           3,532
  Realized gain (loss) on investments ............       (945,821)       (390,382)        (33,138)        (17,723)
  Change in unrealized gain (loss)
   on investments ................................      1,831,898        (828,272)         46,887         (14,280)
  Reinvested capital gains .......................            374          51,270               -               -
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        888,322      (1,152,125)         14,627         (28,471)
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................        105,828         418,727             219          13,025
  Transfers between funds ........................              -               -          20,883          (2,727)
  Redemptions (note 3) ...........................     (1,481,159)     (1,115,595)       (115,260)        (64,390)
  Annuity benefits ...............................         (8,930)         (9,377)              -               -
  Annual contract maintenance charges (note 2) ...         (8,025)         (9,092)           (207)           (308)
  Contingent deferred sales charges (note 2) .....        (11,931)        (17,745)              -            (928)
  Adjustments to maintain reserves ...............          1,705           1,978            (167)            127
                                                     ------------    ------------    ------------    ------------
      Net equity transactions ....................     (1,402,512)       (731,104)        (94,532)        (55,201)
                                                     ------------    ------------    ------------    ------------

Net change in contract owners' equity ............       (514,190)     (1,883,229)        (79,905)        (83,672)
Contract owners' equity beginning of period ......      5,131,692       7,014,921         189,349         273,021
                                                     ------------    ------------    ------------    ------------
Contract owners' equity end of period ............   $  4,617,502       5,131,692         109,444         189,349
                                                     ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ................................        242,546         278,423          21,919          28,212
                                                     ------------    ------------    ------------    ------------
  Units purchased ................................         45,818          20,946           3,278           1,515
  Units redeemed .................................       (106,890)        (56,823)        (14,452)         (7,808)
                                                     ------------    ------------    ------------    ------------
  Ending units ...................................        181,474         242,546          10,745          21,919
                                                     ============    ============    ============    ============

                                                               ACVPCapAp                       DryStkIx
                                                     ----------------------------    ----------------------------
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................         (6,794)         (7,620)            903            (271)
  Realized gain (loss) on investments ............       (111,073)        (23,106)       (146,897)        (92,540)
  Change in unrealized gain (loss)
   on investments ................................        207,681        (111,202)        299,894        (204,291)
  Reinvested capital gains .......................              -               -               -               -
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         89,814        (141,928)        153,900        (297,102)
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         14,932          46,354          16,833         101,013
  Transfers between funds ........................        (27,539)         (3,423)         (4,777)        (52,261)
  Redemptions (note 3) ...........................        (42,616)        (97,346)       (256,955)       (406,449)
  Annuity benefits ...............................         (1,285)         (1,435)           (690)           (753)
  Annual contract maintenance charges (note 2) ...           (715)           (848)         (1,024)         (1,361)
  Contingent deferred sales charges (note 2) .....           (602)         (2,785)         (1,939)         (7,077)
  Adjustments to maintain reserves ...............          1,560          (2,930)         (1,672)          2,602
                                                     ------------    ------------    ------------    ------------
      Net equity transactions ....................        (56,265)        (62,413)       (250,224)       (364,286)
                                                     ------------    ------------    ------------    ------------

Net change in contract owners' equity ............         33,549        (204,341)        (96,324)       (661,388)
Contract owners' equity beginning of period ......        510,112         714,453         787,191       1,448,579
                                                     ------------    ------------    ------------    ------------
Contract owners' equity end of period ............        543,661         510,112         690,867         787,191
                                                     ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ................................         36,543          39,761          39,854          56,265
                                                     ------------    ------------    ------------    ------------
  Units purchased ................................         10,821           2,741           8,378           4,634
  Units redeemed .................................        (14,574)         (5,959)        (20,668)        (21,045)
                                                     ------------    ------------    ------------    ------------
  Ending units ...................................         32,790          36,543          27,564          39,854
                                                     ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                               FidVIPEI                        GVITGvtBd
                                                     ----------------------------    ----------------------------
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $      8,228          10,663           4,890           7,850
  Realized gain (loss) on investments ............       (118,425)        (69,433)         11,639             597
  Change in unrealized gain (loss)
   on investments ................................        500,637        (381,071)        (15,803)         12,248
  Reinvested capital gains .......................              -          49,074             374           2,196
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        390,440        (390,767)          1,100          22,891
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         27,717          79,577           3,502          18,831
  Transfers between funds ........................         15,544         (24,967)        (34,950)         17,400
  Redemptions (note 3) ...........................       (429,356)       (303,101)        (79,052)        (19,092)
  Annuity benefits ...............................         (1,845)         (1,957)         (2,304)         (2,265)
  Annual contract maintenance charges (note 2) ...         (2,512)         (2,889)           (360)           (303)
  Contingent deferred sales charges (note 2) .....         (3,173)         (3,318)         (1,992)           (353)
  Adjustments to maintain reserves ...............          1,448          (1,066)            673             678
                                                     ------------    ------------    ------------    ------------
      Net equity transactions ....................       (392,177)       (257,721)       (114,483)         14,896
                                                     ------------    ------------    ------------    ------------

Net change in contract owners' equity ............         (1,737)       (648,488)       (113,383)         37,787
Contract owners' equity beginning of period ......      1,636,263       2,284,751         281,381         243,594
                                                     ------------    ------------    ------------    ------------
Contract owners' equity end of period ............   $  1,634,526       1,636,263         167,998         281,381
                                                     ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ................................         83,365          95,388           6,435           6,061
                                                     ------------    ------------    ------------    ------------
  Units purchased ................................          9,626           3,850             688             503
  Units redeemed .................................        (28,249)        (15,873)         (3,284)           (129)
                                                     ------------    ------------    ------------    ------------
  Ending units ...................................         64,742          83,365           3,839           6,435
                                                     ============    ============    ============    ============

                                                               GVITMyMkt                       GVITNWFund
                                                     ----------------------------    ----------------------------
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................         (2,098)           (337)         (6,021)         (4,847)
  Realized gain (loss) on investments ............              -               -        (379,574)       (134,554)
  Change in unrealized gain (loss)
   on investments ................................              -               -         568,169         (73,068)
  Reinvested capital gains .......................              -               -               -               -
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         (2,098)           (337)        182,574        (212,469)
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................         10,438          47,413          22,240          76,048
  Transfers between funds ........................         58,631          73,945            (133)         (7,967)
  Redemptions (note 3) ...........................       (150,748)        (18,082)       (340,194)       (143,383)
  Annuity benefits ...............................              -               -               -               -
  Annual contract maintenance charges (note 2) ...         (1,257)         (1,038)         (1,416)         (1,626)
  Contingent deferred sales charges (note 2) .....         (1,836)           (614)         (2,231)           (916)
  Adjustments to maintain reserves ...............            (12)             (8)             95             199
                                                     ------------    ------------    ------------    ------------
      Net equity transactions ....................        (84,784)        101,616        (321,639)        (77,645)
                                                     ------------    ------------    ------------    ------------

Net change in contract owners' equity ............        (86,882)        101,279        (139,065)       (290,114)
Contract owners' equity beginning of period ......        380,948         279,669         892,575       1,182,689
                                                     ------------    ------------    ------------    ------------
Contract owners' equity end of period ............        294,066         380,948         753,510         892,575
                                                     ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ................................         15,689          11,505          13,398          14,476
                                                     ------------    ------------    ------------    ------------
  Units purchased ................................          6,454           4,727           1,714           1,089
  Units redeemed .................................         (9,952)           (543)         (6,157)         (2,167)
                                                     ------------    ------------    ------------    ------------
  Ending units ...................................         12,191          15,689           8,955          13,398
                                                     ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                               NBAMTBal
                                                     ----------------------------
                                                         2003            2002
                                                     ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...................   $      1,885           6,289
  Realized gain (loss) on investments ............       (168,353)        (53,623)
  Change in unrealized gain (loss)
   on investments ................................        224,433         (56,608)
  Reinvested capital gains .......................              -               -
                                                     ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         57,965        (103,942)
                                                     ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ......................          9,947          36,466
  Transfers between funds ........................        (27,659)              -
  Redemptions (note 3) ...........................        (66,978)        (63,752)
  Annuity benefits ...............................         (2,806)         (2,967)
  Annual contract maintenance charges (note 2) ...           (534)           (719)
  Contingent deferred sales charges (note 2) .....           (158)         (1,754)
  Adjustments to maintain reserves ...............           (220)          2,376
                                                     ------------    ------------
      Net equity transactions ....................        (88,408)        (30,350)
                                                     ------------    ------------

Net change in contract owners' equity ............        (30,443)       (134,292)
Contract owners' equity beginning of period ......        453,873         588,165
                                                     ------------    ------------
Contract owners' equity end of period ............   $    423,430         453,873
                                                     ============    ============
CHANGES IN UNITS:
  Beginning units ................................         25,343          26,755
                                                     ------------    ------------
  Units purchased ................................          4,859           1,887
  Units redeemed .................................         (9,554)         (3,299)
                                                     ------------    ------------
  Ending units ...................................         20,648          25,343
                                                     ============    ============

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-5
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of the Account were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

             Portfolios of the American Century Variable Portfolios,
              Inc. (American Century VP);
                American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                 (ACVPCapAp)

             Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)

             Portfolio of the Fidelity(R) Variable Insurance Products Fund
              (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                 (FidVIPEI)

             Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT) (managed for a fee by an affiliated investment advisor);
               Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
               Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
               Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                (formerly Gartmore GVIT Total Return Fund - Class I)

             Portfolio of the Neuberger Berman Advisers Management Trust
               (Neuberger Berman AMT);
             Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)

          At December 31, 2003, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, Continued

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $12,393 and $15,084, respectively, and total transfers from the Account to the fixed account were $174,153 and $203,923, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2003.

                                                 CONTRACT                                                  INVESTMENT
                                                  EXPENSE                      UNIT          CONTRACT        INCOME         TOTAL
                                                   RATE*         UNITS      FAIR VALUE    OWNERS' EQUITY     RATIO**      RETURN***
                                                ----------    ----------   ------------   --------------   ----------    ----------
American Century VP - Balanced Fund - Class I
    2003                                              1.30%       10,745   $  10.185550   $      109,444         1.37%        17.91%
    2002                                              1.30%       21,919       8.638585          189,349         2.77%       -10.73%
    2001                                              1.30%       28,212       9.677376          273,018         2.81%        -4.80%
    2000                                              1.30%       35,259      10.165458          358,424         2.54%        -3.91%
    1999                                              1.30%       25,115      20.506550          515,022         2.66%         5.79%

American Century VP - Capital Appreciation
 Fund - Class I
    2003                                              1.30%       32,790      16.432489          538,821         0.00%        18.91%
    2002                                              1.30%       36,543      13.819339          505,000         0.00%       -22.23%
    2001                                              1.30%       39,761      17.768711          706,502         0.00%       -29.01%
    2000                                              1.30%       50,364      25.029137        1,260,567         0.00%         7.62%
    1999                                              1.30%       60,116      23.256156        1,398,067         0.00%        62.39%

Dreyfus Stock Index Fund, Inc.- Initial Shares
    2003                                              1.30%       27,564      24.871495          685,558         1.27%        26.70%
    2002                                              1.30%       39,854      19.630772          782,365         1.23%       -23.37%
    2001                                              1.30%       56,265      25.618669        1,441,434         1.03%       -13.33%
    2000                                              1.30%       62,510      29.558751        1,847,718         0.96%       -10.45%
    1999                                              1.30%       95,348      33.009632        3,147,402         1.10%        19.04%

Fidelity(R) VIP - Equity-Income Portfolio -
 Initial Class
    2003                                              1.30%       64,742      25.156955        1,628,712         1.74%        28.64%
    2002                                              1.30%       83,365      19.556483        1,630,326         1.84%       -18.03%
    2001                                              1.30%       95,388      23.857464        2,275,716         1.92%        -6.20%
    2000                                              1.30%      125,550      25.434075        3,193,248         1.91%         7.02%
    1999                                              1.30%      196,654      23.766053        4,673,689         1.54%         4.95%

Gartmore GVIT Government Bond Fund - Class I
  Tax qualified
    2003                                              1.30%        3,666      43.760351          160,425         3.65%         0.67%
    2002                                              1.30%        6,247      43.467280          271,540         4.25%         9.54%
    2001                                              1.30%        5,816      39.681226          230,786         4.63%         5.85%
    2000                                              1.30%        5,059      37.487059          189,647         7.14%        11.08%
    1999                                              1.30%        8,195      33.746688          276,554         5.19%        -3.62%
  Non-tax qualified
    2003                                              1.30%          173      43.776516            7,573         3.65%         0.67%
    2002                                              1.30%          188      43.483340            8,175         4.25%         9.54%
    2001                                              1.30%          245      39.695887            9,725         4.63%         5.85%
    2000                                              1.30%          244      37.500904            9,150         7.14%        11.08%
    1999                                              1.30%        9,730      33.759140          328,476         5.19%        -3.62%

Gartmore GVIT Money Market Fund - Class I
  Tax qualified
    2003                                              1.30%       12,127      24.110582          292,389         0.58%        -0.68%
    2002                                              1.30%       15,652      24.276265          379,972         1.11%        -0.10%
    2001                                              1.30%       11,467      24.301609          278,667         3.96%         2.25%
    2000                                              1.30%        8,431      23.767044          200,380         5.04%         4.66%
    1999                                              1.30%       22,769      22.709765          517,079         5.07%         3.49%
  Non-tax qualified
    2003                                              1.30%           64      26.196581            1,677         0.58%        -0.68%
    2002                                              1.30%           37      26.376600              976         1.11%        -0.10%
    2001                                              1.30%           38      26.404135            1,003         3.96%         2.25%

                                                 CONTRACT                                                  INVESTMENT
                                                  EXPENSE                      UNIT          CONTRACT        INCOME         TOTAL
                                                   RATE*         UNITS      FAIR VALUE    OWNERS' EQUITY     RATIO**      RETURN***
                                                ----------    ----------   ------------   --------------   ----------    ----------
Gartmore GVIT Nationwide(R) Fund - Class I
  Tax qualified
    2003                                              1.30%        8,261   $  84.332018   $      696,667         0.55%        25.86%
    2002                                              1.30%       10,712      67.006421          717,773         0.83%       -18.43%
    2001                                              1.30%       11,739      82.145061          964,301         0.71%       -12.97%
    2000                                              1.30%       14,121      94.390507        1,332,888         0.60%        -3.39%
    1999                                              1.30%       22,633      97.698445        2,211,209         0.66%         5.55%
  Non-tax qualified
    2003                                              1.30%          694      81.906372           56,843         0.55%        25.86%
    2002                                              1.30%        2,686      65.079111          174,802         0.83%       -18.43%
    2001                                              1.30%        2,737      79.782323          218,364         0.71%       -12.97%
    2000                                              1.30%        3,082      91.675550          282,544         0.60%        -3.39%
    1999                                              1.30%        5,137      94.888344          487,441         0.66%         5.55%

Neuberger Berman AMT - Balanced Portfolio(R)
    2003                                              1.30%       20,648      20.248421          418,089         1.71%        14.77%
    2002                                              1.30%       25,343      17.643073          447,128         2.44%       -18.23%
    2001                                              1.30%       26,755      21.576158          577,270         1.94%       -14.49%
    2000                                              1.30%       31,995      25.233374          807,342         2.00%        -5.78%
    1999                                              1.30%       37,871      26.782503        1,014,280         1.62%        31.83%
                                                                                           -------------

2003 Reserves for annuity contracts in payout phase: ..................................           21,304
                                                                                          --------------
2003 Contract owners' equity ..........................................................   $    4,617,502
                                                                                          ==============

2002 Reserves for annuity contracts in payout phase: ..................................           24,286
                                                                                          --------------
2002 Contract owners' equity ..........................................................   $    5,131,692
                                                                                          ==============

2001 Reserves for annuity contracts in payout phase: ..................................           38,135
                                                                                          --------------
2001 Contract owners' equity ..........................................................   $    7,014,921
                                                                                          ==============

2000 Reserves for annuity contracts in payout phase: ..................................           75,932
                                                                                          --------------
2000 Contract owners' equity ..........................................................   $    9,557,840
                                                                                          ==============

1999 Reserves for annuity contracts in payout phase: ..................................          105,057
                                                                                          --------------
1999 Contract owners' equity ..........................................................   $   14,674,276
                                                                                          ==============

  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-5:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company